Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 0.9	$ 0.8	$ 0.9
Number of Shares
Beginning of year	38,451	41,706	53,284
Add (deduct):
Granted	39,403	38,451	41,706
Vested	(38,451)	(41,706)	(53,284)
End of year	39,403	38,451	41,706
Weighted Average Grant Date Fair Value
Beginning of year	$ 73.43	$ 62.23	$ 40.54
Granted	74.77	73.43	62.23
Vested	73.43	62.23	40.54
End of year	$ 74.77	$ 73.43	$ 62.23